REVENUE - Summary of Revenue Disaggregated by Product Type (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 39,594	$ 30,541	$ 80,229	$ 59,756
Casino
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	23,737	22,073	48,313	41,883
Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	15,139	8,310	30,640	17,611
Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 718	$ 158	$ 1,276	$ 262